Convertible Preferred Stock and Equity - Additional Information (Details)		1 Months Ended					12 Months Ended
	Aug. 24, 2021 $ / shares shares	Feb. 28, 2021 shares	Apr. 30, 2020 $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Note $ / shares shares	Sep. 07, 2021 shares	Mar. 31, 2021 shares
Temporary Equity And Permanent Equity [Line Items]
Temporary equity shares authorized							50,000	105,995
Temporary equity par or stated value per share | $ / shares							$ 0.0001	$ 0.0001
Temporary equity, shares outstanding							0	104,822
Shares converted into common stock upon business combination	4,865,000
Proceeds from redeemable convertible preferred stock | $							$ 34,793,000	$ 57,439,000
Number of subordinated convertible notes redeemed | Note								2
Common stock shares outstanding							193,864	10,376
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001
Sales and marketing | $							$ 14,017,000	$ 5,429,000
Warrant expenses recognized | $							$ 0
Common stock, issued							193,864	10,376	147,911
Chief Executive Officer
Temporary Equity And Permanent Equity [Line Items]
Common stock shares outstanding								996,000
Stock Restriction Agreement
Temporary Equity And Permanent Equity [Line Items]
Member interests exchanged for common stock shares						1,800,000
Members interest exchanged for redeemable convertible preferred stock						4,252,000
Stock Restriction Agreement | Chief Executive Officer
Temporary Equity And Permanent Equity [Line Items]
Common stock shares subject to restriction						1,080,000
Share based compensation arrangement vesting period						30 months
Share based payment arrangement non vested award other than options unrecognized compensation | $								$ 0
Series C Redeemable Convertible Preferred Stock
Temporary Equity And Permanent Equity [Line Items]
Temporary equity stock shares issued during the period shares							3,358,000	5,516,000
Gross proceeds from the issuance of redeemable convertible preferred stock | $							$ 35,000,000	$ 57,500,000
Payment of stock issuance costs | $							$ 207,000	$ 61,000
Series C One Redeemable Convertible Preferred Stock
Temporary Equity And Permanent Equity [Line Items]
Debt instrument converted number of shares issued								761,000
Preferred Stock
Temporary Equity And Permanent Equity [Line Items]
Temporary equity shares authorized							50,000,000
Temporary equity par or stated value per share | $ / shares							$ 0.0001
Temporary equity, par value | $ / shares	$ 0.00001
Shares issued and each share converted into right to receive shares of common stock	4,884.6000
Preferred stock, conversion basis							1:1 basis
Temporary equity, shares outstanding							24,816,000
Shares converted into common stock upon business combination							121,214,000
Warrant
Temporary Equity And Permanent Equity [Line Items]
Contra revenue | $							$ 121,000
Class of warrant or right expiration period				Aug. 31, 2029			Feb. 28, 2031
Fully paid and non assessable common stock				33
Common stock, par value | $ / shares	$ 0.01			$ 2.30	$ 0.01
Sales and marketing | $								$ 342,000
Common stock warrants issued to customers as consideration		750,000
Warrants converted to warrants to purchase shares of common stock upon business combination	3,663,000
Convertible note | $				$ 2,500,000
Common stock, issued										503
Warrant | Maximum
Temporary Equity And Permanent Equity [Line Items]
Fully paid and non assessable common stock					503
Warrant | Tranche Two
Temporary Equity And Permanent Equity [Line Items]
Measurement period							Apr. 30, 2023
Fully paid and non assessable common stock			384,000
Common stock, par value | $ / shares			$ 0.01
Sales and marketing | $							$ 810,000
Warrant expenses recognized | $								$ 0
Warrants converted to warrants to purchase shares of common stock upon business combination	1,876,000